Share Capital, Premium and Other Reserves - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	Sep. 29, 2016	Sep. 28, 2016 $ / shares	Aug. 31, 2022	Jul. 31, 2022 USD ($)	Oct. 31, 2020 $ / shares shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Jul. 22, 2022 $ / shares	Sep. 28, 2021 $ / shares	Mar. 31, 2021 $ / shares shares	Aug. 24, 2016 $ / shares shares
Disclosure of classes of share capital [line items]
Date of incorporation						Aug. 24, 2016
Par value per share												$ 9.89		$ 0.0000028
Date of acquisition	Sep. 29, 2016
Description of how acquirer obtained control of acquiree						Board of Directors of the Company approved a stock split of the issued and outstanding A Ordinary and common shares of the Company on a 220 for 1 basis
Merger subdivision at the LMDX conversion factor							1.60806264
Proceeds from issuing shares | $				$ 98,000
Percentage of principal amount of the acquisition notes convert									25.00%
Number of shares issued | shares										212,718
Preferred Shares included in other reserves at an issue date fair value | $										$ 47,264
Warrants issued to purchase A Ordinary shares | shares									2,284
Strike price of warrants per share									$ 1,459.89
Secondary Public Stock Offering [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $				75,000
The Bill and Melinda Gates Foundation [Member] | Private Placements [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $				25,000
A Ordinary Shares
Disclosure of classes of share capital [line items]
Authorized share capital | shares														1,769,292,966
Percentage of principal amount of the acquisition notes convert		50.00%					25.00%
Conversion prices per share		$ 611.63
Number of shares issued | shares									1,587	1,586
Common Shares
Disclosure of classes of share capital [line items]
Authorized share capital | shares														1,769,292,966
Par value per share														$ 0.0000028
Common Shares | Underwriters [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $				$ 7,000
Option vesting period			30 days
Convertible Note
Disclosure of classes of share capital [line items]
Warrants issued to purchase A Ordinary shares | shares								16,528
Conversion feature of notes included in other reserve | $									$ 17,065
Strike price of warrants per share								$ 1,793.38
Senior Secured Loans
Disclosure of classes of share capital [line items]
Warrants issued to purchase A Ordinary shares | shares					1,000
Exercise price of warrant issued													$ 10.00
Strike price of warrants per share					$ 4,644.96
Senior Secured Loans | Top of Range
Disclosure of classes of share capital [line items]
Warrants issued to purchase of common stock | shares													1,485,848
Exercise price of warrant issued											$ 10.00
Senior Secured Loans | Bottom of Range
Disclosure of classes of share capital [line items]
Exercise price of warrant issued											$ 1.75
LumiraDx Holdings Limited
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired	100.00%